CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Current assets:
Cash	$ 1,050,246	$ 1,350,580	$ 3,713	$ 1,563
Vehicle Inventory	1,283,534	0
Prepaid expenses	171,929	1,667	0	0
Other current assets	107,011	0
Total current assets	2,612,720	1,352,247	3,713	1,563
Property and Equipment	2,033,333	0
Goodwill	3,240,000	0
Intangible assets, net	133,015	45,515
Other assets		45,515	2,692	2,850
Total assets	8,019,068	1,397,762	6,405	4,413
Current liabilities:
Accounts payable	1,262,093	139,083	8,799	11,799
Accounts payable - related party		80,018	0	0
Current portion of long term debt - related party		0	100,000	100,000
Accrued interest payable-current portion	33,479	0	11,137	10,627
Total current liabilities	1,295,572	219,101	119,936	122,426
Long term liabilities:
Notes payable	1,372,959	1,282	0	0
Accrued interest payable - related party	10,809	5,508	1,865	1,656
Note payable - related party		0	41,000	33,000
Deferred tax liability	0	78,430	0	0
Total long term liabilities	1,383,768	85,220	42,865	34,656
Total liabilities	2,679,340	304,321	162,801	157,082
Commitments and Contingencies
Stockholders' equity:
Preferred stock	0	0	0	0
Common stock			5,500	5,500
Additional Paid in Capital	8,591,803	1,534,015	64,500	64,500
Subscriptions receivable	(1,000)	(1,000)	(5,000)	(5,000)
Accumulated deficit	(3,261,094)	(445,974)	(221,396)	(217,669)
Total stockholders' equity	5,339,728	1,093,441	(156,396)	(152,669)
Total liabilities and stockholders' equity	8,019,068	1,397,762	$ 6,405	$ 4,413
Class A Common Stock
Stockholders' equity:
Common stock	1,000	0
Class B Common Stock
Stockholders' equity:
Common stock	$ 9,019	$ 6,400